Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0001562818
Registrant Name	BlackRock Multi-Sector Income Trust
Registration File Number	333-285442
Form Type	N-2
Submission Type	N-2MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A